SCHEDULE OF UNDISCOUNTED FINANCIAL LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	$ 18,755	$ 7,867
Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	12,487	3,622
Bridge loans [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	2,233	3,682
Government grants [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	153
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	649
Convertible promissory note [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	1,013
Pre paid Advance [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	700
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	17,704	4,479
Not later than one year [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	12,487	3,622
Not later than one year [member] | Bridge loans [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	1,750
Not later than one year [member] | Government grants [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	153	75
Not later than one year [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	81	72
Not later than one year [member] | Convertible promissory note [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	1,013
Not later than one year [member] | Pre paid Advance [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	700
Not later than one year [member] | Convertible Note [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	377
Not later than one year [member] | Financial Derivatives [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	1,143
Not later than one year [member] | Borrowings from related parties [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost		710
Not Later Than One To Two Year [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	534	1,187
Not Later Than One To Two Year [Member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Not Later Than One To Two Year [Member] | Bridge loans [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	453	1,031
Not Later Than One To Two Year [Member] | Government grants [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost		84
Not Later Than One To Two Year [Member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	81	72
Not Later Than One To Two Year [Member] | Convertible promissory note [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Not Later Than One To Two Year [Member] | Pre paid Advance [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Not Later Than One To Two Year [Member] | Convertible Note [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Not Later Than One To Two Year [Member] | Financial Derivatives [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Not Later Than One To Two Year [Member] | Borrowings from related parties [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Not Later Than Two To Three Year [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	89	72
Not Later Than Two To Three Year [Member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Not Later Than Two To Three Year [Member] | Bridge loans [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	15
Not Later Than Two To Three Year [Member] | Government grants [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Not Later Than Two To Three Year [Member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	74	72
Not Later Than Two To Three Year [Member] | Convertible promissory note [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Not Later Than Two To Three Year [Member] | Pre paid Advance [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Not Later Than Two To Three Year [Member] | Convertible Note [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Not Later Than Two To Three Year [Member] | Financial Derivatives [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Not Later Than Two To Three Year [Member] | Borrowings from related parties [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Not Later Than Three To Four Year [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	89	72
Not Later Than Three To Four Year [Member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Not Later Than Three To Four Year [Member] | Bridge loans [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	15
Not Later Than Three To Four Year [Member] | Government grants [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Not Later Than Three To Four Year [Member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	74	72
Not Later Than Three To Four Year [Member] | Convertible promissory note [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Not Later Than Three To Four Year [Member] | Pre paid Advance [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Not Later Than Three To Four Year [Member] | Convertible Note [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Not Later Than Three To Four Year [Member] | Financial Derivatives [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Not Later Than Three To Four Year [Member] | Borrowings from related parties [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Not Later Than Four To Five Year [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	74	72
Not Later Than Four To Five Year [Member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Not Later Than Four To Five Year [Member] | Bridge loans [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Not Later Than Four To Five Year [Member] | Government grants [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Not Later Than Four To Five Year [Member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	74	72
Not Later Than Four To Five Year [Member] | Convertible promissory note [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Not Later Than Four To Five Year [Member] | Pre paid Advance [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Not Later Than Four To Five Year [Member] | Convertible Note [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Not Later Than Four To Five Year [Member] | Financial Derivatives [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Not Later Than Four To Five Year [Member] | Borrowings from related parties [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Later than five years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	265	353
Later than five years [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Later than five years [member] | Bridge loans [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Later than five years [member] | Government grants [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Later than five years [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	265	353
Later than five years [member] | Convertible promissory note [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Later than five years [member] | Pre paid Advance [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Later than five years [member] | Convertible Note [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Later than five years [member] | Financial Derivatives [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Later than five years [member] | Borrowings from related parties [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Later than five years and not later than seven years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	18,755	6,235
Later than five years and not later than seven years [member] | Trade And Other Payable [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	12,487	3,622
Later than five years and not later than seven years [member] | Bridge loans [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	2,233	1,031
Later than five years and not later than seven years [member] | Government grants [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	153	159
Later than five years and not later than seven years [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	649	713
Later than five years and not later than seven years [member] | Convertible Promissory [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	1,013
Later than five years and not later than seven years [member] | Pre paid Advance [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	700
Later than five years and not later than seven years [member] | Convertible Note [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	377
Later than five years and not later than seven years [member] | Financial Derivatives [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	$ 1,143
Later than five years and not later than seven years [member] | Borrowings from related parties [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost		$ 710